Income taxes - Balance Sheet Presentation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred income taxes	$ 27,938	$ 29,863
Deferred income taxes	380,060	366,996
Net deferred tax liability	$ 352,122	$ 337,133